CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2020		52,788,093
Beginning balance at Dec. 31, 2020	$ 1,850,236	$ 4,580	$ 617,104	$ 1,134	$ (35,477)	$ 1,262,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	97,122					97,122
Issue of restricted share units / performance share units (in shares)		70,097
Issue of restricted share units / performance share units	5	$ 5
Non-cash stock compensation expense	6,310		6,310
Share issuance costs	(5)		(5)
Other comprehensive income (loss), net of tax	(19,497)				(19,497)
Ending balance (in shares) at Mar. 31, 2021		52,858,190
Ending balance at Mar. 31, 2021	1,934,171	$ 4,585	623,409	1,134	(54,974)	1,360,017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	73,865					73,865
Exercise of share options (in shares)		4,020
Exercise of share options	170		170
Issue of restricted share units / performance share units (in shares)		95,853
Issue of restricted share units / performance share units	7	$ 7
Non-cash stock compensation expense	8,495		8,495
Share issuance costs	(5)		(5)
Other comprehensive income (loss), net of tax	11,240				11,240
Ending balance (in shares) at Jun. 30, 2021		52,958,063
Ending balance at Jun. 30, 2021	$ 2,027,943	$ 4,592	632,069	1,134	(43,734)	1,433,882
Beginning balance (in shares) at Dec. 31, 2021	81,554,683	81,554,683
Beginning balance at Dec. 31, 2021	$ 8,066,827	$ 6,640	6,733,910	1,134	(90,937)	1,416,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	111,970					111,970
Exercise of share options (in shares)		84,090
Exercise of share options	7,497	$ 6	7,491
Issue of restricted share units / performance share units (in shares)		74,769
Issue of restricted share units / performance share units	4	$ 4
Non-cash stock compensation expense	18,840		18,840
Share issuance costs	(3)		(3)
Share repurchase program (in shares)		(420,530)
Share repurchase program	(99,983)	$ (28)		28		(99,983)
Share repurchase costs	(17)					(17)
Other comprehensive income (loss), net of tax	(35,818)				(35,818)
Ending balance (in shares) at Mar. 31, 2022		81,293,012
Ending balance at Mar. 31, 2022	$ 8,069,317	$ 6,622	6,760,238	1,162	(126,755)	1,428,050
Beginning balance (in shares) at Dec. 31, 2021	81,554,683	81,554,683
Beginning balance at Dec. 31, 2021	$ 8,066,827	$ 6,640	6,733,910	1,134	(90,937)	1,416,080
Ending balance (in shares) at Jun. 30, 2022	81,526,607	81,526,607
Ending balance at Jun. 30, 2022	$ 8,146,013	$ 6,637	6,787,365	1,162	(192,935)	1,543,784
Beginning balance (in shares) at Mar. 31, 2022		81,293,012
Beginning balance at Mar. 31, 2022	8,069,317	$ 6,622	6,760,238	1,162	(126,755)	1,428,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	115,734					115,734
Exercise of share options (in shares)		75,671
Exercise of share options	7,653	$ 4	7,649
Issue of restricted share units / performance share units (in shares)		157,924
Issue of restricted share units / performance share units	11	$ 11
Non-cash stock compensation expense	19,478		19,478
Other comprehensive income (loss), net of tax	$ (66,180)				(66,180)
Ending balance (in shares) at Jun. 30, 2022	81,526,607	81,526,607
Ending balance at Jun. 30, 2022	$ 8,146,013	$ 6,637	$ 6,787,365	$ 1,162	$ (192,935)	$ 1,543,784